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May 06, 2013
BEIJING BRUSSELS FRANKFURT HONG KONG LONDON

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE		MOSCOW MUNICH PARIS SÃO PAULO SHANGHAI SINGAPORE SYDNEY TOKYO TORONTO VIENNA
Washington, D.C. 20549

Attn:         Office of Filings, Information & Consumer Services

RE:	GAMCO Global Series Funds, Inc. (the “Company”)

        File Nos. 33-66262 and 811-07896

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above named Company do not differ from those contained in Post-Effective Amendment No. 29 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 29, 2013 (Accession # 0001193125-13-183215).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	Bruce N. Alpert

Agnes Mullady

Sonia K. Kothari

Arlene Lonergan

Helen Robichaud